Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 7 - Subsequent Events

In accordance with ASC 855, Subsequent Events, the Company has analyzed its operations subsequent to September 30, 2025 to the date the unaudited financial statements were issued and has determined that it does not have any material subsequent events to disclose.

Note 7 - Subsequent Events

In accordance with ASC 855, Subsequent Events, the Company has analyzed its operations subsequent to December 31, 2024 to the date the financial statements were issued and has determined that it does not have any material subsequent events to disclose.